Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Amount of Investment

As of December 31, 2011, the carrying amount of the investment in Vision China consisted of:

December 31, 2011
Underlying equity in net assets	$16,559,187
Acquired intangible assets, net	38,614,111
Goodwill	2,102,814

57,276,112
Impairment loss	(38,265,294)

Total carrying amount	$19,010,818

Quoted market price	$1.24
Aggregate market value	$19,010,818